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FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U - Annual Report for Unit Investment
Trust Date Filed: 2/28/03
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                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/02    (b)

Is this a transition report? (Y/N)                         N


Is this an amendment to a previous filing? (Y/N)           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.  Registrant Name: FS Variable Annuity Account Two of
                              First SunAmerica Life Insurance Company

         B.  File Number: 811-8624

         C.  Telephone Number: (310) 772-6000

2.       A.  Street: c/o AIG SunAmerica, 1999 Avenue of the Stars
         B.  City:  Los Angeles        C.  State: CA

         D.  Zip Code: 90067      Zip Ext: 6022

         E.  Foreign Country:          Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company? (Y/N)
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?


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FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U - Annual Report for Unit Investment
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For period ending 12/31/02                             If filing more than one
File number 811-8624                                      Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS


111.  A. [/]     Depositor Name: First SunAmerica Life Insurance Company
      B. [/]     File Number (If any): 33-81470
      C. [/]     City: New York  State: NY  Zip Code: 10017  Zip Ext.:
[/]     Foreign Country:                    Foreign Postal Code:



111.  A. [/]     Depositor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

                                 PAGE NUMBER 47


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FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U - Annual Report for Unit Investment
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For period ending 12/31/02                             If filing more than one
File number 811-8624                                     Page 48, "X" box: [ ]

111.  A. [/]     Trustee Name:
      B. [/]     City:           State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



113.  A. [/]     Trustee Name:
      B. [/]     City:           State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name: J.P. Morgan Fund Distributors, Inc.
      B. [/]     File Number: 8-42546
      C. [/]     City: New York  State: NY       Zip Code: 10036 Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name:
      B. [/]     File Number:
      C. [/]     City:           State:          Zip Code:        Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name: PricewaterhouseCoopers LLP
      B. [/]     City: Los Angeles   State: CA   Zip Code: 90071   Zip Ext.:2889
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:               State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

                                 PAGE NUMBER 48


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For period ending 12/31/02                              If filing more than one
File number 811-8624                                      Page 49, "X" box: [ ]

116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of
                 investment companies? (Y/N)                                N
                                                                         -------
                                                                           Y/N

      B. [/]     Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _
                 (NOTE: In filing this form, use this identification consistently for all investment companies in family.
                 This designation is for purposes of this form only.)

117.  A. [/]     Is Registrant a separate account of
                 an insurance company? (Y/N)                                Y
                                                                         -------
                                                                           Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts? (Y/N)                          Y
                                                                         -------
                                                                           Y/N

      C. [/]     Scheduled premium variable life contracts? (Y/N)           N
                                                                         -------
                                                                           Y/N

      D. [/]     Flexible premium variable life contracts? (Y/N)            N
                                                                         -------
                                                                           Y/N

      E. [/]     Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)                    N
                                                                         -------
                                                                           Y/N

118. [/] State the number of series existing at the end of
         the period that had securities registered under
         the Securities Act of 1933                                         1
                                                                         -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                        0
                                                                         -------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                       $  0
                                                                         -------

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the
         period                                                             1
                                                                         -------

122. [/] State the number of existing series for which
         additional units were registered under the
         Securities Act of 1933 during the current period                   1
                                                                         -------

                                 PAGE NUMBER 49

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      FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U - Annual Report for Unit
      Investment Trust Date Filed: 2/28/03

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For period ending 12/31/02                            If filing more than one
File number 811-8624                                    Page 50, "X" box: [ ]

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)

                                                                    $427
                                                                    ------------

124.  [/] State the total value of units of prior series
      that were placed in the portfolios of subsequent
      seriesp during the current period (the value of
      these units is to be measured on the date they
      were placed in the subsequent series) (000's
      omitted)                                                      $
                                                                    ------------

125.  [/] State the total dollar amount of sales loads
      collected (before reallowances to other brokers or
      dealers) by Registrant's principal underwriter and
      any underwriter which is an affiliated person of
      the principal underwriter during the current
      period solely from the sale of units of all series
      of Registrant (000's omitted)                                 $
                                                                    ------------

126.  Of the amount shown in item 125, state the total
      dollar amount of sales loads collected from
      secondary market operations in Registrant's units
      (include the sales loads, if any, collected on
      units of a prior series placed in the portfolio of
      a subsequent series.) (000's omitted)                         $
                                                                    ------------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                  Number of    Total Assets   Total Income
                                                   Series       ($000's       Distributions
                                                  Investing      omitted)     ($000's omitted)
A. U.S. Treasury direct issue                                  $              $
                                                  ------       -----------    ----------
B. U.S. Government agency                                      $              $
                                                  ------       -----------    ----------
C. State and municipal tax-free                                $              $
                                                  ------       -----------    ----------
D. Public utility debt                                         $              $
                                                  ------       -----------    ----------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $              $
                                                  ------       -----------    ----------
F. All other corporate intermed.
   & long-term debt                                            $              $
                                                  ------       -----------    ----------
G. All other corporate short-term debt                         $              $
                                                  ------       -----------    ----------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $              $
                                                  ------       -----------    ----------
I. Investment company equity securities                        $              $
                                                  ------       -----------    ----------
J. All other equity securities                      1          $11,851         $784
                                                  ------       -----------    ----------
K. Other securities                                            $              $
                                                  ------       -----------    ----------
L. Total assets of all series of registrant
                                                    1          $11,851         $784
                                                  ------       -----------    ----------

                                 PAGE NUMBER 50
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FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U - Annual Report for Unit Investment
Trust Date Filed: 2/28/03
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For period ending 12/31/02                             If filing more than one
File number 811-8624                                     Page 51, "X" box: [ ]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

                                                                           N
                                                                       ---------
                                                                          Y/N

          [If answer is "N" (No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in
          item 128 delinquent or in default as to
          payment of principal or interest at the
          end of the current period? (Y/N)
                                                                       ---------
                                                                          Y/N

          [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per
          unit, is any part of the value attributed to
          instruments identified in item 129 derived
          from insurance or guarantees? (Y/N)
                                                                       ---------
                                                                         Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)

                                                                         $203
                                                                       ---------


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-8624   811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-


                                 PAGE NUMBER 51

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SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles        STATE OF: CA     DATE: February 28, 2003

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:        First SunAmerica Life
                                                  Insurance Company

By (Name and Title):                      Witness (Name and Title):




/S/ Maurice Hebert                       /S/ Christine A. Nixon
----------------------                    -----------------------
Maurice Hebert                           Christine A. Nixon
Vice President & Controller              Vice President & Secretary

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